UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          SEPTEMBER 30, 2009
                                                  ------------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DR. JEFFREY R. JAY, M.D
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        .                                  .
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Title:                                                          .
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Phone:                                        .                       .
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Signature, Place, and Date of Signing:

    /S/ DR. JEFFREY R. JAY, M.D.         GREENWICH, CT        NOVEMBER 16, 2009
----------------------------------    -------------------    -------------------
        [Signature]                      [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F File Number                    Name

     28-
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                            --------------

Form 13F Information Table Entry Total:           36
                                            --------------

Form 13F Information Table Value Total:     $   140,410
                                            --------------
                                              (thousands)

List of Other Included Managers:            Mr. David Kroin
                                            Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               13F File Number           Name

1                 028-13262                 Mr. David Kroin
2                 028-11743                 Great Point Partners, LLC

                                                                                                         Other  Voting Authority
                                 Title              Market Value Share/Prn Share/ Put/  Investment       Mana-  ----------------
Name of Issuer                 of Class   Cusip        (USD)       Amount   Prn   Call  Discretion       gers     Sole  Shared None
----------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN    COM   00163U106      7,000          150    SH         Share-Defined    None        150    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAR)
  @  90 EXP 01/16/2010            CALL  00163U106      1,000          224    SH   CALL  Share-Defined    None        224    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CALL/AMAG(AVMAM)
  @  65 EXP 01/16/2010            CALL  00163U106     33,000        1,000    SH   CALL  Share-Defined    None      1,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC CMN               COM   002083103  1,876,000      700,000    SH         Share-Defined    None    700,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES CMN           COM   002824100  4,947,000      100,000    SH         Share-Defined    None    100,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC CMN                   COM   003654100  9,397,000      967,800    SH         Share-Defined    None    967,800    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP CMN                   COM   00724X102  2,226,000    1,400,000    SH         Share-Defined    None  1,400,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC. CMN  COM   03252Q408  8,238,000    3,132,476    SH         Share-Defined    None  3,132,476    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ANGIODYNAMICS, INC. CMN           COM   03475V101  6,752,000      490,000    SH         Share-Defined    None    490,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ANTARES PHARMA, INC. CMN          COM   036642106  2,947,000    2,655,000    SH         Share-Defined    None  2,655,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
PUT/ARNA(UGGVZ)
  @  2.5 EXP 10/17/2009           PUT   040047102     26,000       10,516    SH    PUT  Share-Defined    None     10,516    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC CMN      COM   071813109  4,276,000       75,000    SH         Share-Defined    None     75,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CARDIOME PHARMA CORPORATION CMN   COM   14159U202  1,732,000      400,000    SH         Share-Defined    None    400,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC CMN                  COM   156708109  3,349,000       57,500    SH         Share-Defined    None     57,500    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CHELSEA THERAPEUTICS INTL LTD CMN COM   163428105    502,000      200,000    SH         Share-Defined    None    200,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW) CMN    COM   216648402  2,973,000      100,000    SH         Share-Defined    None    100,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CYNOSURE INC CMN CLASS A          COM   232577205    583,000       50,000    SH         Share-Defined    None     50,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
DENDREON CORP CMN                 COM   24823Q107  5,598,000      200,000    SH         Share-Defined    None    200,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
EXACT SCIENCES CORP CMN           COM   30063P105  3,658,000    1,315,790    SH         Share-Defined    None  1,315,790    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTICALS INC CMN   COM   457733103  7,830,000    1,500,000    SH         Share-Defined    None  1,500,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON CMN             COM   478160104  6,089,000      100,000    SH         Share-Defined    None    100,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYS INC CMN         COM   589889104  2,599,000      150,000    SH         Share-Defined    None    150,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
QUIDEL CORP CMN                   COM   74838J101    406,000       25,000    SH         Share-Defined    None     25,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS, INC. CMN           COM   74975N105  1,457,000      335,000    SH         Share-Defined    None    335,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
RIGEL PHARMACEUTICALS INC CMN     COM   766559603  9,020,000    1,100,000    SH         Share-Defined    None  1,100,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
PUT/SPY(FYSXG)
  @ 85  EXP12/19/2009             PUT   78462F103    315,000        5,000    SH    PUT  Share-Defined    None      5,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC CMN           COM   790849103  6,827,000      175,000    SH         Share-Defined    None    175,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC CMN  COM   883556102  3,275,000       75,000    SH         Share-Defined    None     75,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
CALL/UTHR(FUHAM)
  @  65 EXP 01/16/2010            CALL  91307C102     24,000          680    SH   CALL  Share-Defined    None        680    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC CMN              COM   98956P102  2,673,000       50,000    SH         Share-Defined    None     50,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
ZOLL MEDICAL CORP CMN             COM   989922109  2,582,000      120,000    SH         Share-Defined    None    120,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC CMN                  COM   G2554F105  8,652,000      200,000    SH         Share-Defined    None    200,000    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
TRANSITION THERAPEUTICS INC.      COM   893716209 13,294,176    1,635,200    SH         Share-Defined    None  1,635,200    0 NONE
----------------------------------------------------------------------------------------------------------------------------------
NEUROMETRIX INC.                  COM   641255104  5,302,654    1,651,917
----------------------------------------------------------------------------------------------------------------------------------
THRESHOLD PHARMACEUTICALS INC.    COM   885807206  3,790,782    2,094,239
----------------------------------------------------------------------------------------------------------------------------------
BIODEL, INC.                      COM   09064M105  7,152,808    1,331,994    SH         Share-Defined    None  1,331,994    0 NONE
----------------------------------------------------------------------------------------------------------------------------------